Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Identifiable Intangible Assets Amortized over their estimated useful lives using the straight line method

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyright	1 year
License	3.2-10 years

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor	Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2016	2017
A	40%	23%
B	—	21%
C	15%	19%
D	22%	5%